Summary of significant accounting policies - Deferred Revenue, Remaining Performance Obligations and Cost of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Recognized revenue	$ 107,179	$ 98,901	$ 93,195
Deferred revenue	1,265	$ 2,125
Remaining performance obligation	$ 288,844
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent of revenue to be recognized	69.00%
Period of revenue recognition	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of revenue recognition